TAXATION (Tables)	12 Months Ended
Jul. 31, 2024
TAXATION
Disclosure of information about income reconciliation of effective tax rate
Reconciliation of effective tax rate:
	Years ended July 31,
	2024	2023	2022
	$	$	$
Income (loss) for the period	(2,436,802)	(910,464)	(995,066)
Income tax expense	-	-	-
Income (loss) excluding income tax	(2,436,802)	(910,464)	(995,066)
Income tax expense (recovery) using the Company’s domestic rate	(658,000)	(246,000)	(269,000)
Effect of tax rates in foreign jurisdictions	-	(1,000)	1,000
Non-deductible expenses and other	557,000	267,963	134,000
Difference in statutory tax rates and deferred tax rates	-	-	-
Change in unrecognized temporary differences	101,000	(21,000)	134,000
Current tax expense	-	(37)	-

Disclosure of information about provision for deferred tax assets
Expiry	Tax Losses	Resource Pools	Equipment and Other
Within one year	-	-	-
One to five years	-	-	15,000
After five years	4,248,000	-	82,000
No expiry date	-	4,395,000	114,000
	4,248,000	4,395,000	211,000